Document and Entity Information	Sep. 28, 2020
Cover [Abstract]
Entity Registrant Name	ZIOPHARM ONCOLOGY INC
Amendment Flag	false
Entity Central Index Key	0001107421
Document Type	8-K
Document Period End Date	Sep. 28, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address, Address Line One	One First Avenue
Entity Address, Address Line Two	Parris Building 34
Entity Address, Address Line Three	Navy Yard Plaza
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02129
City Area Code	(617)
Local Phone Number	259-1970
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false